Earnings per share - basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 3,491	€ 1,803	€ 334
Net profit from continuing operations attributable to owners of the parent	3,491	1,803	83
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 0	€ 251
Weighted average number of shares outstanding (in shares)	1,535,988	1,513,019	1,510,555
Basic earnings per share (in EUR per share)	€ 2.27	€ 1.19	€ 0.22
Basic earnings per share from continuing operations (in EUR per share)	2.27	1.19	0.05
Basic earnings per share from discontinued operations (in EUR per share)	€ 0.00	€ 0.00	€ 0.17